Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 137,248	$ 162,465
Short-term investments	117,821	102,847
Accounts receivable, net (Allowance for credit losses of USD7,604 and USD9,329 as of December 31, 2019 and 2020, respectively)	22,983	27,533
Inventories	1,726	5,537
Due from related parties	10,970	1,658
Prepayments and other current assets (Allowance for credit losses of USD5,503 and USD10,283 as of December 31, 2019 and 2020, respectively)	11,534	16,543
Total current assets	302,282	316,583
Non-current assets:
Restricted cash	1,541	2,983
Long-term investments	26,734	26,365
Deferred tax assets		1,118
Property and equipment, net	50,725	38,770
Right-of-use assets	1,954	8,747
Intangible assets, net	8,857	9,426
Goodwill	22,607	20,382
Other long-term prepayments and non-current assets	905	313
Total assets	415,605	424,687
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIE") and its subsidiaries without recourse to the Company of USD 23,865 and USD 20,588 as of December 31, 2019 and 2020, respectively)	20,644	24,213
Due to related parties (including due to related parties of the consolidated VIE and its subsidiaries without recourse to the Company of USD 2 and USD 55 as of December 31, 2019 and 2020, respectively)	5,389	5,002
Contract liabilities and deferred income, current portion (including contract liabilities and deferred income, current portion of the consolidated VIE and its subsidiaries without recourse to the Company of USD 31,988 and USD 34,040 as of December 31, 2019 and 2020, respectively)	34,040	31,988
Income tax payable (including income tax payable of the consolidated VIE and its subsidiaries without recourse to the Company of USD 2,436 and USD 2,500 as of December 31, 2019 and 2020, respectively)	2,553	2,550
Accrued liabilities and other payables (including accrued liabilities and other payables of the consolidated VIE and its subsidiaries without recourse to the Company of USD 38,502 and USD 33,361 as of December 31, 2019 and 2020, respectively)	38,689	42,840
Lease liabilities, current portion (including lease liabilities, current portion of the consolidated VIE and its subsidiaries without recourse to the Company of USD 4,621 and USD 1,912 as of December 31, 2019 and 2020, respectively)	1,961	4,693
Total current liabilities	103,276	111,286
Non-current liabilities:
Contract liabilities and deferred income, non current portion (including contract liabilities and deferred income, non-current portion of the consolidated VIE and its subsidiaries without recourse to the Company of USD 1,223 and USD 920 as of December 31, 2019 and 2020, respectively)	920	1,223
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of USD 1,1 79 and USD 1,085 as of December 31, 2019 and 2020, respectively)	1,085	1,179
Bank borrowings (including bank borrowing of the consolidated VIE and its subsidiaries without recourse to the Company of USD 11,324 and USD 19,924 as of December 31, 2019 and 2020, respectively)	19,924	11,324
Lease liabilities, non-current portion (including lease liabilities, non-current portion of the consolidated VIE and its subsidiaries without recourse to the Company of USD 4,073 and USD 27 as of December 31, 2019 and 2020, respectively)	27	4,132
Total liabilities	125,232	129,144
Commitments and contingencies
Equity
Common shares (368,877,205 shares issued and 339,165,241 shares outstanding as of December 31, 2019; 368,877,205 shares issued and 334,401,981 shares outstanding as of December 31, 2020)	84	85
Additional paid-in-capital	469,887	472,052
Accumulated other comprehensive loss	(2,144)	(13,425)
Statutory reserves	5,414	5,132
Treasury shares (29,711,964 shares and 34,475,224 shares as of December 31, 2019 and 2020, respectively)	8	7
Accumulated deficits	(181,095)	(166,973)
Total Xunlei Limited's shareholders' equity	292,154	296,878
Non-controlling interests	(1,781)	(1,335)
Total liabilities and shareholders' equity	$ 415,605	$ 424,687